Trade and Other Payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 6,998	£ 2,159
Other taxation and social security	10,104	8,293
Other liabilities	3,703	2,810
Accruals	53,938	42,134
Deferred income	3,891	3,203
Total trade and other payables	78,634	58,599
Deferred income		2,800	£ 2,100
Deferred income from companies acquired	£ 300	£ 0